Long Term Debt and Preference Securities - Debt Issued (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024	Oct. 20, 2020	Jul. 02, 2020
Debt Instrument [Line Items]
Principal	$ 455.0	$ 455.0
Unamortized discount and debt issuance costs	(5.9)	(6.1)
Senior Notes Due 2030 | Senior Notes
Debt Instrument [Line Items]
Principal	330.0	330.0
Unamortized discount and debt issuance costs	$ (4.2)	$ (4.4)
Interest rate, stated percentage	4.875%	4.875%		4.875%
Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Debt Instrument [Line Items]
Principal	$ 125.0	$ 125.0
Unamortized discount and debt issuance costs	$ (1.7)	$ (1.7)
Interest rate, stated percentage	6.625%	6.625%	6.625%